SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 18 -	SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original Equipment Manufacturing or "OEM" of Heat Management Solutions (ii) Heat Transfer Services and Products (iii) Maintenance, Repair and Overhaul or "MRO" services for Aviation Components and (iv) OEM of Electric Motion Systems.

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OEM of Heat Management Solutions primarily includes the design, development, manufacture and sale of (i) a broad range of heat transfer components (such as heat exchangers, pre-coolers and oil/fuel hydraulic coolers) used in mechanical and electronic systems on-board commercial, military and business aircraft; (ii) environmental control and cooling systems on board aircraft and for ground applications; and (iii) a variety of other electronic and mechanical aircraft accessories and systems such as pumps, valves, power systems and turbines.

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Heat Transfer Services and Products primarily includes the maintenance, repair and overhaul of heat transfer equipment and in a lesser extent, the manufacturing of certain heat transfer products. TAT's Limco subsidiary operates an FAA certified repair station, which provides heat transfer MRO services and products for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for Aviation Components primarily includes the maintenance, repair and overhaul of APUs, landing gear and other aircraft components. TAT's Piedmont subsidiary operates an FAA certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

-	OEM of Electric Motion Systems primarily includes the design, development, manufacture and sale of a broad range of electrical motor applications for airborne and ground systems.

The Group's chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data consistent with the presentation in the accompanying financial statements.

TAT evaluates segment performance based on revenue and operating income. The operating income reported in TAT's segments excludes other unallocated amounts. Although such amounts are excluded from the business segment results, they are included in reported consolidated earnings.

On February 18, 2014 TAT entered into an agreement to sell its entire interest in Bental, the OEM of Electric Motion Systems operating segment, constituting 70% of Bental's issued and outstanding share capital (for additional information see note 4).

b.	Segments statement operations disclosure:

The following financial information is the information that management uses for analyzing the segment results. The figures are presented in consolidated method as presented to management.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2013
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$27,326	$29,796	$22,429	$-	$-	$79,551
Intersegment revenues	3,812	111	-	-	(3,923)	-
Total revenues	31,138	29,907	22,429	-	(3,923)	79,551

Cost of revenues	24,141	21,600	19,224	-	(4,086)	60,879
Gross profit	6,997	8,307	3,205	-	163	18,672

Research and development	415	298	-	-	-	713
Selling and marketing	1,520	1,145	485	-	-	3,150
General and administrative	3,158	3,093	3,261	-	-	9,512
Other expense (income)	(20)	-	-	-	-	(20)
Operating income (loss)	1,924	3,771	(541)	-	163	5,317

Financial expense, net	-	-	-	(50)	-	(50)
Income before taxes on income						$5,267

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter-company sales	Adjustment to the consolidated financial statements	Consolidated

Revenues
Sale of products and services	$27,944	$10,008	$27,529	$22,442	$-	$-	$(10,008)	$77,915
Intersegment revenues	3,088	-	180	-	-	(3,268)	-	-
Total revenues	31,032	10,008	27,709	22,442	-	(3,268)	(10,008)	77,915

Cost of revenues	23,105	8,043	19,671	19,044	-	(3,281)	(8,043)	58,539
Gross profit	7,927	1,965	8,038	3,398	-	13	(1,965)	19,376

Research and development	581	157	414	-	-	-	(157)	995
Selling and marketing	1,476	527	1,049	374	-	-	(527)	2,899
General and administrative	3,530	1,377	3,270	3,310	-	-	(1,377)	10,110
Other expense (income)	(13)	21	-	-	-	-	(21)	(13)
Operating income (loss)	2,353	(117)	3,305	(286)	-	13	117	5,385

Financial expense, net	-	-	-	-	(106)	-	-	(106)
Income before taxes on income								$5,279

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter-company sales	Adjustment to the consolidated financial statements	Consolidated

Revenues
Sale of products and services	$25,993	$11,658	$27,600	$20,146	$-	$-	$(11,658)	$73,739
Intersegment revenues	4,027	-	3	-	-	(4,030)	-	-
Total revenues	30,020	11,658	27,603	20,146	-	(4,030)	(11,658)	73,739

Cost of revenues	22,662	9,388	20,173	17,882	-	(4,009)	(9,388)	56,708
Write down of inventory and impairment charges of long lived assets	-	-	-	5,465	-	-	-	5,465
Gross profit	7,358	2,270	7,430	(3,201)	-	(21)	(2,270)	11,566

Research and development	455	331	-	-	-	-	(331)	455
Selling and marketing	1,202	619	1,026	591	-	-	(619)	2,819
General and administrative	3,789	1,499	3,035	2,626	-	-	(1,499)	9,450
Other expense (income)	(190)	21	-	-	-	-	(21)	(190)
Operating income (loss)	2,102	(200)	3,369	(6,418)	-	(21)	200	(968)

Financial expense, net	-	-	-	-	(420)	-	-	(420)
Income before taxes on income								$(1,388)

c.	The following financial information identifies the assets to segment:

	Year ended December 31, 2013
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$45,518	$28,806	$18,137	$16,419	$108,880
Depreciation and amortization (*)	991	603	265	-	1,859
Expenditure for segment assets (*)	992	664	584	-	2,240

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,315	$12,707	$27,093	$18,473	$16,354	$108,942
Depreciation and amortization (*)	974	-	735	197	-	1,906
Expenditure for segment assets (*)	1,047	-	756	344	-	2,147

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,055	$13,941	$27,464	$21,068	$19,783	$116,311
Depreciation and amortization (*)	1,139	-	758	721	-	2,618
Expenditure for segment assets (*)	924	-	638	1,391	-	2,953
Goodwill	-	1,042	-	-	-	1,042

 (*) Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.